Insurance - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 486		$ 440	$ 1,430	$ 1,307
Insurance service expenses	(399)		(317)	(1,089)	(919)
Net expenses from reinsurance contracts	2		(23)	(38)	(90)
Insurance service results	$ 89	$ 123	$ 100	$ 303	$ 298